Investments/Subsidaries	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments/Subsidaries
13.	INVESTMENTS/SUBSIDARIES

Consolidated Entities

Paradise Phosphate Limited (“Paradise”)

The Company holds 100% of the shares of Paradise which commenced operating during 2012. During 2012 Paradise issued 100,000,000 shares to Legend for all of Legend’s phosphate assets. The assets were transferred at their respective cost basis. Legend has paid an estimated tax liability of A$618,000 as a result of the transfer of the assets to Paradise. The amount of other income of Paradise for the six months ended June 30, 2013 and 2012 included in the Consolidated Statement of Comprehensive Loss amounts to A$27,000 and A$118,000 respectively, and the amount of loss is A$1,487,000 and A$5,429,000 respectively.

Alexya Pty Ltd (“Alexya”)

On October 22, 2010, the Company incorporated a wholly owned Australian subsidiary, Alexya to hold a certain asset and liability which has been consolidated in the accompanying consolidated financial statements. For the six months ended June 30, 2013 and 2012, the amount of revenue of Alexya included in the Consolidated Statement of Comprehensive Loss is A$nil and A$nil respectively, and the amount of the loss is A$1,197,000 and A$469,000 respectively.

Other Subsidiaries

The Company also has the following wholly owned inactive subsidiaries:

●	Legend International Holdings Limited

●	Legend Diamonds Pty Ltd.

Equity Investments

Northern Capital Resources Corp (“NCRC”)

At June 30, 2013 and December 31, 2012 the Company’s holding in NCRC was 31.50%. At December 31, 2012 and June 30, 2013, the carrying value of the investment was A$nil. For the six months ended June 30, 2013 and 2012, the Company recorded an equity loss in NCRC of A$nil and A$124,000 respectively. At June 30, 2013, the investment in the unconsolidated subsidiary is accounted for under the equity method.

The following table presents summary unaudited financial information for NCRC as of June 30, 2013 and June 30, 2012 and for the three months thus ended. Such summary financial information has been provided herein based upon the individual significance of this unconsolidated equity investment to the consolidated financial information of the Company:

	June 2013 A$000s	June 2012 A$000s

Current assets	715	320
Non- current assets	653	4,870
Total assets	1,368	5,190

Current liabilities	207	615
Non-current liabilities	-	512
Total liabilities	207	1,127

Total shareholders’ equity	1,161	4,063
Noncontrolling interest	-	(5,770)

Shareholder equity attributable to NCRC	1,161	(1,707)

Net profit/(loss)	(1,193)	(2,080)

The excess of the carrying value of this equity investment to the Company’s share of underlying equity in the net assets of the investee at June 30, 2013 approximates A$nil.

7.           INVESTMENTS/SUBSIDIARIES

The following is the summary of the Company’s acquisitions and investments.

Consolidated Entities

Paradise

The Company holds 100% of the shares of Paradise which commenced operating during the year ended December 31, 2012. During the year ended December 31, 2012, Paradise issued 100,000,000 shares to Legend for all of Legend’s phosphate assets. The assets were transferred at their respective cost basis. Legend has recorded an estimated current tax liability of A$650,000 as a result of the transfer of the assets to Paradise. The amount of other income of Paradise for the year ended December 31, 2012 included in the Consolidated Statements of Comprehensive Loss amounts to A$229,000, and the amount of loss is A$14,062,000.

MED

At December 31, 2011, the Company’s holding in MED was 50.69%. During fiscal 2012, MED issued 24,727,221 ordinary shares for net consideration of A$5,131,000 as a result of the exercise of options and share placements. During fiscal 2012, the Company acquired 165,000 additional shares in MED at a cost of A$32,000. The net dilutive effect of the issues and acquisitions reduced the Company’s interest to approximately 41.95% at December 31, 2012. As such, the Company recorded adjustments to the Company’s additional paid-in capital and non-controlling interest accounts related to these transactions which are reflected in the accompanying Statement of Stockholders’ Equity (Deficit) during fiscal 2012. At December 31, 2012, the management of the Company believes it has the ability to control the operations of MED through its share ownership and control of the management of the day to day operations. Additionally, the Company’s President and Chief Executive Officer and two of its independent Directors serve as Executive Chairman and Managing Director, and Directors, respectively, of MED. At December 31, 2012, it is management’s conclusion that the Company has a controlling interest in MED and accordingly, it consolidated MED’s results into the Company. The amount of other income of MED for the year ended December 31, 2012 and 2011 included in the Consolidated Statements of Comprehensive Loss amounts to A$174,000 and A$844,000 respectively, and the amount of loss is A$5,495,000 and A$4,832,000 respectively. For the year ended December 31, 2012 the loss was offset by the proceeds from the sale of a parcel of rough diamonds from the pre-production trials of A$1,772,000.

Teutonic Minerals Pty Ltd

On February 27, 2008, the Company entered into a Share Sale Agreement whereby the Company agreed to purchase all of the issued and outstanding shares of Teutonic Minerals Pty Ltd. As a result, Teutonic became a subsidiary of the Company from that date. Teutonic held an application for a mineral licence over phosphate in the Georgina Basin in the State of Queensland, Australia. The consideration payable to the vendors was A$300,000, and the Company granted the vendors a 1% gross revenue royalty from production from the mineral licence and incurred legal costs of A$26,526. The mineral licence application held by Teutonic was withdrawn on March 17, 2008 and replaced by a mineral application lodged by the Company. Teutonic had no other assets or liabilities. As at December 31, 2008 the net assets and liabilities acquired by the Company had no value. At December 31, 2012 and 2011, the financial position and results of operations of Teutonic were not material.

Alexya Pty Ltd

On October 22, 2010, the Company incorporated a wholly owned Australian subsidiary, Alexya Pty Ltd (“Alexya”) to hold a certain asset and liability which has been consolidated in the accompanying financial statements. The amount of revenue of Alexya for the year ended December 31, 2012 and 2011 included in the Consolidated Statement of Comprehensive Loss is A$nil and A$nil respectively and the amount of loss is A$907,000 and A$1,201,000 respectively.

The Company also has the following wholly owned inactive subsidiaries:

●	Legend International Holdings Limited
●	Legend Diamonds Pty Ltd

Equity Investments

Northern Capital Resources Corp

At December 31, 2012, Legend held a 31.50% interest in Northern Capital Resources Corp (“NCRC”), a Nevada Corporation. The Company has accounted for the investment in NCRC using the equity method. At December 31, 2012 and 2011, the carrying value of the investment was A$nil and A$595,000 respectively. For the year ended December 31, 2012 and 2011, the Company recorded an equity loss in NCRC of A$124,000 and A$7,133,000 respectively. At December 2012 and 2011, the Company made an assessment of the carrying value of the investment in NCRC and concluded that it needed to impair the carrying value. This assessment took into account the net asset position of NCRC. As a result, the Company impaired the carrying value of the investment and has recorded an impairment of equity investment of A$471,000 (2011: A$5,654,000) in the Company’s consolidated statement of comprehensive loss.

 The Chairman of the Board and Chief Executive Officer of the Company, is also the Chairman of the Board and Chief Executive Officer of NCRC and certain companies with which Mr Gutnick is associated own approximately 35.62% of the outstanding common stock of NCRC. Mr JI Gutnick is one of six directors (four of the directors are independent of NCRC) of the Company. Furthermore, Dr D S Tyrwhitt is also a Director of NCRC.

At December 31, 2012, the investment in the unconsolidated subsidiary is accounted for under the equity method as the Company has significant influence over NCRC.

The following table presents summary unaudited financial information for NCRC. Such summary financial information has been provided herein based upon the individual significance of this unconsolidated equity investment to the consolidated financial information of the Company:

	December 2011 A$000s	December 2012 A$000s

Current assets	958	84
Non- current assets	7,124	1,689
Total assets	8,082	1,773

Current liabilities	615	175
Non-current liabilities	1,249	-
Total liabilities	1,864	175

Total shareholders’ equity	6,218	1,598

Noncontrolling interest	(4,331)	-

Shareholder equity attributable to NCRC	1,887	1,598

Net profit/(loss)	(22,673)	2,068

At December 31, 2012 and 2011, the carrying value of this equity investment was not in excess of the Company’s share of the underlying equity in the net assets of the investee.

Top End Minerals Limited

The Company, through its investment in MED, holds a 31.14% interest in TEM, which has a carrying value of A$179,000 and A$711,000 at December 31, 2012 and 2011 respectively.  MED accounts for the investment in TEM using the equity method, For the year ended December 31, 2012 and 2011, the Company recorded equity loss in TEM of A$311,000 and A$362,000 respectively. At December 31, 2012, the Company made an assessment of the carrying value of the investment in TEM and concluded that it needed to impair the carrying value. This assessment took into account the net asset position of TEM and as a result has recorded an impairment of equity investment of A$221,000. At December 31, 2011, there was no need to impair the carrying value of TEM.

At December 31, 2012, the investment in the unconsolidated subsidiary is accounted for under the equity method as the Company via its subsidiary MED has significant influence over TEM.

The following table presents summary unaudited financial information for TEM. Such summary financial information has been provided herein based upon the individual significance of this unconsolidated equity investment to the consolidated financial information of the Company:

	December 2011 A$000s	December 2012 A$000s

Current assets	3,618	1,116
Non- current assets	8	12
Total assets	3,626	1,128

Current liabilities	180	523
Total liabilities	180	523

Total shareholders’ equity	3,446	605

Net profit/(loss)	(1,166)	(998)

At December 31, 2012 and 2011, the carrying value of this equity investment was not in excess of the Company’s share of the underlying equity in the net assets of the investee.